FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER: 811-03329

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER: Variable Insurance Products Fund

Fund Name: VIP High Income Portfolio

82 DEVONSHIRE STREET, BOSTON, MA 02109
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

ERIC D. ROITER, SECRETARY, 82 DEVONSHIRE STREET, BOSTON, MA 02109
(NAME AND ADDRESS OF AGENT FOR SERVICE)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 617-563-7000

DATE OF FISCAL YEAR END: DECEMBER 31

DATE OF REPORTING PERIOD: 06/30/2004

SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THERE UNTO DULY AUTHORIZED.

Variable Insurance Products Fund

BY:  /s/ CHRISTINE REYNOLDS
-----------------------------------------------------
CHRISTINE REYNOLDS, TREASURER, FIDELITY MANAGEMENT & RESEARCH COMPANY
DATE: 08/23/2004 04:10:19 PM

EXHIBIT A

VOTE SUMMARY REPORT
VIP High Income Portfolio
07/01/2003 - 06/30/2004

Note: The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

ISSUER NAME: FIDELITY CASH CENTRAL FUND MEETING DATE: 04/14/2004
TICKER: -- SECURITY ID: 31635A105
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	TO AMEND THE TRUST INSTRUMENT TO ALLOW THE BOARD OF TRUSTEES, IF PERMITTED BY APPLICABLE LAW, TO AUTHORIZE FUND MERGERS WITHOUT SHAREHOLDER APPROVAL.	Management	For	For
2.1	ELECT J. MICHAEL COOK AS A DIRECTOR	Management	For	For
2.2	ELECT RALPH F. COX AS A DIRECTOR	Management	For	For
2.3	ELECT LAURA B. CRONIN AS A DIRECTOR	Management	For	For
2.4	ELECT ROBERT M. GATES AS A DIRECTOR	Management	For	For
2.5	ELECT GEORGE H. HEILMEIER AS A DIRECTOR	Management	For	For
2.6	ELECT ABIGAIL P. JOHNSON AS A DIRECTOR	Management	For	For
2.7	ELECT EDWARD C. JOHNSON 3D AS A DIRECTOR	Management	For	For
2.8	ELECT DONALD J. KIRK AS A DIRECTOR	Management	For	For
2.9	ELECT MARIE L. KNOWLES AS A DIRECTOR	Management	For	For
2.10	ELECT NED C. LAUTENBACH AS A DIRECTOR	Management	For	For
2.11	ELECT MARVIN L. MANN AS A DIRECTOR	Management	For	For
2.12	ELECT WILLIAM O. MCCOY AS A DIRECTOR	Management	For	For
2.13	ELECT ROBERT L. REYNOLDS AS A DIRECTOR	Management	For	For
2.14	ELECT WILLIAM S. STAVROPOULOS AS A DIRECTOR	Management	For	For

ISSUER NAME: NTL EUROPE, INC. MEETING DATE: 01/27/2004
TICKER: NTEUP SECURITY ID: 62940R202
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	TO APPROVE AND ADOPT THE CERTIFICATE OF AMENDMENT TO THE CERTIFICATE OF INCORPORATION TO EFFECT A REVERSE STOCK SPLIT AS SET FORTH IN THE PROXY STATEMENT PROVIDED TO STOCKHOLDERS.	Management	For	For
2	TO APPROVE AND ADOPT THE CERTIFICATE OF AMENDMENT TO THE CERTIFICATE OF INCORPORATION TO EFFECT A CHANGE OF NTL EUROPE S NAME AS SET FORTH IN THE PROXY STATEMENT PROVIDED TO STOCKHOLDERS.	Management	For	For